CLIFFORD CHANCE US LLP 31 WEST 52ND STREET NEW YORK, NY 10019-6131 TEL +1 212 878 8000 FAX +1 212 878 8375 www.cliffordchance.com

VIA EDGAR AND FEDERAL EXPRESS Mary A. Cole, Esq. Sheila Stout, Esq. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549-0404	Your reference: Our reference: Direct Dial: +1 212878 3332 E-mail: brian.hirshberg@cliffordchance.com July 7, 2015

Re:    TriplePoint Venture Growth BDC Corp. (the “BDC”) (File Nos. 333-204933; 814-01044)

Dear Ms. Cole & Ms. Stout:

On behalf of the BDC, we transmit for filing under the Securities Act of 1933, as amended, a copy of Pre-Effective Amendment No. 1 to the BDC’s Registration Statement on Form N-2 (the “Registration Statement”).

If you have any questions concerning the foregoing, please call Andrew S. Epstein at (212) 878-8332, Clifford R. Cone at (212) 878-3180 or the undersigned at (212) 878-3332.

Best Regards,

/s/ Brian D. Hirshberg

Brian D. Hirshberg

cc:	Andrew S. Epstein
Clifford R. Cone